Retirement And Other Benefit Plans (Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	50.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	70.00%
Asset Allocation	60.00%	59.00%	56.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	30.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	50.00%
Asset Allocation	40.00%	39.00%	43.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	0.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	5.00%
Asset Allocation	0.00%	2.00%	1.00%